Regulatory and Agency Capital Requirements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Regulatory and Agency Capital Requirements
Summary of agencies' capital requirements by each agency

	June 30, 2013		December 31, 2012
Requirement—company subject to requirement	Net worth(1)	Required	Net worth(1)	Required
	(in thousands)
Fannie Mae—PLS	$251,858	$48,519	$172,843	$35,947
Freddie Mac—PLS	$252,284	$43,520	$173,273	$27,119
Ginnie Mae:
Issuer—PLS	$238,515	$41,615	$152,782	$23,886
Issuer's parent—PennyMac	$523,274	$45,777	$227,560	$26,275
HUD—PLS	$238,515	$1,000	$152,782	$1,000
(1)
Calculated in compliance with the respective Agency's requirements.

	December 31,
	2012		2011
Instrument	Net Worth(1)	Required	Net Worth(1)	Required
	(in thousands)
Fannie Mae—PLS	$172,843	$35,947	$67,796	$7,122
Freddie Mac—PLS	$173,273	$27,119	$68,107	$2,000
Government National Mortgage Association:
Issuer—PLS	$152,782	$23,886	$50,626	$2,490
Issuer's parent—PennyMac	$227,560	$26,275	$91,677	$2,739
HUD—PLS	$152,782	$1,000	$50,626	$1,000
(1)
Calculated in compliance with the respective Agency's requirements.